LONG TERM CONVERTIBLE DEBT	12 Months Ended
Dec. 31, 2012
Long Term Convertible Debt Disclosure [Abstract]
Long Term Convertible Debt Disclosure [Text Block]

NOTE 10:- LONG TERM CONVERTIBLE DEBT

Long – term convertible debt issued by the Company was as follows as of the dates listed below:

	Interest	December 31,
	rate	2011	2012
Convertible debt:
Par	7.5%	$480	$345
Deemed premium, net *		22	7
Reclassification to current liabilities		—	352
		$502	$—

*	Amortization of the deemed premium added to income was $15 annually for each of 2011 and 2012.

The convertible debt owed to LibertyView Special Opportunities Fund, L.P. (“LibertyView”) bears interest at a rate of 7.5%, payable quarterly, is due on August 3, 2013 and may be converted to the Company’s Ordinary Shares at the discretion of LibertyView at any time during the term of the loan at a price of $11.025 per Ordinary Share. LibertyView had the option to request early repayment on July 15, 2011, which it did not.

As of December 31, 2011, the balance of the convertible debt in an amount of $ 502 was classified as a long-term convertible debt since the convertible debt holder did not exercise its right to call for repayment of the debt on July 15, 2011, and, as such, the debt can be called for repayment only on the next exit date, which is the due date, August 3, 2013. As of December 31, 2012, because the due date was less than twelve months from the balance sheet date, the convertible debt was reclassified as a short-term liability.

On July 18, 2012 the Company and the convertible debt holder, LibertyView agreed to modify the convertible debt agreement such that under certain conditions, an amount of $210 of the original debt of $480 will be forgiven and the balance of $270 will be paid in 12 equal monthly installments starting in July 2012, which is earlier than the original contractual redemption date of August 3, 2013, and will not bear any interest. LibertyView may convert the balance of the original debt at any time to Ordinary Shares at the original conversion price, prior to the last payment. If the Company timely makes each monthly principal payment, with the final installment on June 1, 2013, then the remaining outstanding principal balance, less any amount converted by LibertyView to Ordinary Shares prior to June 1, 2013, will be automatically forgiven, and will cease to be outstanding, and the original debt will be considered indefeasibly paid for all intents and purposes.

As part of the modified agreement the Company granted LibertyView a warrant to purchase 60,000 Ordinary Shares of the Company at an exercise price of $0.80 per share, which may be exercised in whole or in part by no later than July 2015 (see Note 13- Warrants).

The Company repaid $ 135 under this arrangement during 2012.

For further details, see Note 2 “Significant Accounting Policies – Long Term Convertible Debt.”